Commitments and contingencies - Narrative (Details) $ in Thousands, t in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) agreement t	Dec. 31, 2016 USD ($)
Commitments And Contingencies [Abstract]
Operating lease payments recognized as expense | $	$ 181,400	$ 165,100
Delivery of vessels currently under construction
Disclosure of associates [line items]
Number of time charter agreements | agreement	2
Future minimum lease payments | $	$ 80,000
Lease term	15 years
Within one year
Disclosure of associates [line items]
Future minimum lease payments | $	$ 90,820
Purchase commitment of methanol supply | Within one year
Disclosure of associates [line items]
Purchase commitments (in tonnes) | t	0.8
Purchase commitment of methanol supply | Thereafter
Disclosure of associates [line items]
Purchase commitments (in tonnes) | t	1.5
Atlas Joint Venture
Disclosure of associates [line items]
Percentage of marketing rights in production	100.00%
Percentage of ownership interest in associates	63.10%	63.10%
Atlas Joint Venture | Purchase commitment of methanol supply
Disclosure of associates [line items]
Purchase commitments (in tonnes) | t	1.3
Atlas Joint Venture | Trinidad
Disclosure of associates [line items]
Percentage of ownership interest in associates	63.10%
Atlas Joint Venture | Egypt
Disclosure of associates [line items]
Percentage of ownership interest in associates	50.00%